Other Receivable - Schedule of Other Receivable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Other Receivable [Abstract]
Refundable deposit for rent deposit	$ 106,134	$ 102,945
Receivable from business partners	2,021,066	350,150
Employee Retention Credit receivable		75,948
Other receivable	4,202	47,172
Total	$ 2,131,402	$ 576,215